Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Hoya Intermediate, LLC [Member]
Loss Contingencies [Line Items]
Commitments and Contingencies
11. C
OMMITMENTS
AND
C
ONTINGENCIES
Litigation
The Company, from time to time, is involved in various claims and legal actions arising in the ordinary course of business, none of which, in the opinion of management, could have a material effect on the Company’s business, financial position or results of operations other than those matters discussed herein.
The Company is a
co-defendant
in a class action lawsuit in Canada alleging illegal resale above face value. The Company is required to issue coupons to certain members of the class, which will take place in January 2022. At December 31, 2020 and September 30, 2021, a liability of $1,083 thousand was recorded in Accrued expenses and other current liabilities in the Condensed Consolidated Balance Sheets related to the expected costs of fees, plaintiff’s counsel costs and expected credit redemptions as of the measurement date.
The Company received multiple class action lawsuits related to customer compensation for cancellations, primarily as a result of
COVID-19
restrictions. During March 2021, final settlement was reached for one of the lawsuits. A final order approving that settlement was entered by the court on
November 1, 2021
. As of December 31, 2020 and September 30, 2021, the Company had accrued a liability of $2,550 thousand and $5,724 thousand, respectively, in Accrued expenses and other current liabilities in the Condensed Consolidated Balance Sheets related to these matters. The Company expects to recover some of these costs under its insurance policies and has separately recognized an insurance recovery asset of $2,980 thousand within Prepaid expenses and other current assets in the Condensed Consolidated Balance Sheets at December 31, 2020 and September 30, 2021.
Other
In 2018, the U.S. Supreme Court issued its decision in
South Dakota v. Wayfair Inc.
, which overturned previous case law that had precluded states from imposing sales tax collection requirements on retailers without a physical presence in the state. In response, most states have adopted laws that attempt to impose tax collection obligations on out-of-state
companies. There remains a degree of uncertainty as to the amount of the Company’s accrued sales tax liabilities due to the complex laws that govern secondary ticket sales. The Company is in the process of assessing its obligation and registration requirements in these jurisdictions and is engaged in ongoing discussions with multiple jurisdictions regarding historical transactions for which no sales tax was collected from the buyer at the time of the transaction. Pending these discussions, it is more likely than not some jurisdictions could assess taxes and assessed amounts may differ materially from amounts currently accrued. It is possible that some jurisdictions may provide for a later start date for sales tax collection, which could provide a material reduction in amounts currently accrued. In either case, the Company will adjust the recorded liability to reflect the new information, with a portion of the adjustment impacting orders placed in prior periods.
The Company has recognized a liability for this potential tax of $16,818 thousand and $51,380 thousand at December 1, 2020 and September 30, 2021, respectively. This liability is recorded in Accrued expenses and other current liabilities in the Condensed Consolidated Balance Sheets. Sales tax expense was $488 thousand and $4,959 thousand for the three and nine months ended September 30, 2020, respectively. Sales tax expense was $21,574 thousand and $34,561 thousand for the three and nine months ended September 30, 2021, respectively. During the three months ended September 30, 2021, the Company recorded an adjustment to increase the liability in the amount of approximately $8,368 thousand for local tax amounts likely to be collected by certain states related to orders placed in prior periods. The expense was recorded in General and administrative in the Condensed Consolidated Statements of Operations and Comprehensive Loss.

14. C
OMMITMENTS
AND
C
ONTINGENCIES
Our future minimum cash obligations as of December 31, 2020, were as follows (in thousands):

	2021	2022	2023	2024	2025	There- after	Total
Operating Leases	$2,077	$1,990	$1,493	$1,523	$1,422	$—	$8,505
Purchase obligations	3,346	2,903	1,114	—	—	—	7,363

Total	$5,423	$4,893	$2,607	$1,523	$1,422	$—	$15,868

Operating Leases
— The Company leases office space under several
non-cancelable
operating leases expiring at various dates through November 2025. The leases require monthly rental payments, which escalate over the term of the leases. The Company is also responsible for its proportionate share of real estate taxes, insurance, and common area maintenance. Rent expense was $2,749 thousand and $2,815 thousand for the years ended December 31, 2019 and 2020, respectively, and is included in General and administrative expense in the Consolidated Statements of Operations and Comprehensive Loss.
Lease expense is recognized on a straight-line basis over the term of the lease. The excess of straight-line expense over cash paid is shown as a deferred rent liability and is recorded in Other liabilities in the Consolidated Balance Sheets.
The leases also require security deposits which are recorded as a component of Other non-current
assets in the Consolidated Balance Sheets.
Purchase Obligations
— The Company enters into
non-cancelable
arrangements with third parties, primarily related to the purchase of marketing services and tickets at an agreed upon price.
Litigation
— The Company, from time to time, is involved in various claims and legal actions arising in the ordinary course of business, none of which, in the opinion of management, could have a material effect on the Company’s business, financial position or results of operations other than those matters discussed herein.
The Company is a
co-defendant
in a class action lawsuit in Canada alleging illegal resale above face value. In August 2020, a settlement agreement was approved by the court and the Company paid $277 thousand in fees and plaintiff’s counsel costs, which are included in General and administrative expense in the Consolidated Statements of Operations and Comprehensive Loss. The Company is required to issue coupons to members of the class, which will take place once the court determines sufficient quantities of live events are occurring post-COVID-19
pandemic. At December 31, 2019 and 2020, a liability of $1,360 thousand and $1,083 thousand, respectively, was recorded, in Accrued expenses and other current liabilities in the Consolidated Balance Sheets related to the expected costs of fees, plaintiff’s counsel costs and expected credit redemptions as of the measurement date.
The Company has received complaints regarding potential class action lawsuits related to customer compensation for cancellations, primarily as a result of
COVID-19
restrictions. As of December 31, 2020, settlement negotiations were ongoing and the Company recorded a liability of $2,550 thousand in Accrued expenses and other current liabilities in the Consolidated Balance Sheets related to these matters. In March 2021, the Company reached a settlement agreement that is pending formal approval by the court. The Company expects to recover much of these costs under its insurance policies and has separately recognized an insurance recovery asset of $2,500 thousand within Prepaid expenses and other current assets in the Consolidated Balance Sheets at December 31, 2020.
Other
—In 2018, the U.S. Supreme Court issued its decision in
South Dakota v. Wayfair Inc.
, which overturned previous case law that had precluded states from imposing sales tax collection requirements on retailers without a physical presence in the state. In response, several states have adopted laws that attempt to impose tax collection obligations on out-of-state
companies. The Company is in the process of assessing its obligation and registration requirements in these jurisdictions. Pending these assessments, it is more likely than not some jurisdictions could assess taxes on transactions for which no sales tax was collected from the buyer at the time of the transaction. The Company has recognized a liability for this potential tax of $9,988 thousand and $16,818 thousand at December 31, 2019 and 2020, respectively. This liability is recorded in Accrued expenses and other current liabilities in the Consolidated Balance Sheets. No jurisdiction has assessed any amounts owed as of December 31, 2020.